Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 154,412	$ (1,326,011)	$ (3,189,205)	$ (1,160,446)	$ (2,154,084)
Adjustments to reconcile income (loss) to net cash used in operating activities:
Depreciation and amortization	38,404	37,587	75,501	76,246	36,243
Allowance for CECL - trade receivable, net	69	963	134,960	(159,509)	165,464
(Gain) loss on foreign currency transactions	142,028	(139)	(80,603)	(18,762)	(43,548)
Gain on valuation of warrants	(770,352)		493,274
Gain on deconsolidation	(157,555)		(14,404)		240,431
Share-based compensation		746,709	1,493,418
Non cash interest expense				(5,026)	21,241
Changes in deferred tax assets				10,835	3,020
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	(19,612)	9,294	9,374	935,537	815,839
Decrease (increase) in other receivables	(31,464)	492	2,536	(2,051)	(2,788)
Increase in prepaid expense	(154,566)	(43,243)	(107,295)	15,726	5,914
(Decrease) increase in accounts payable and accrued expenses	(13,400)	142,635	113,976	(207,250)	(537,442)
Increase in VAT and other tax payable	2,917	6,605	4,424	(5,637)	(125,453)
(Decrease) increase in related party payable	(3,243)	12,205	3,444
Increase in deferred income	7,477	8,349	(1,486)	1,847	(1,000)
Net Cash Used in Operating Activities	(804,885)	(404,554)	(1,060,717)	(599,365)	(1,587,117)
Cash Flows from Investing Activities:
Acquisition of real property and improvements in UK					(3,095,291)
Purchase of fixtures, office equipment and improvements	(40,916)	(13,325)	(35,748)	(106,544)	(45,507)
Proceeds from disposal of assets				1,384	30,607
Loan repayment received				66,376	742
Cash removed from consolidation due to deconsolidation of VIE	(118)
Net Cash Used in Investing Activities	(41,034)	(13,325)	(35,748)	(38,784)	(3,109,449)
Cash Flows from Financing Activities:
(Repayment) proceeds from short term loans				(363,089)	381,754
Proceeds from exercise series warrants A	324,000		232,958
Net Cash Provided by Financing Activities	324,000		2,426,460	(363,089)	381,754
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	1,185	(1,385)	(6,666)	71,585	4,288
Net decrease in cash, cash equivalents and restricted cash	(520,734)	(419,264)	1,323,329	(929,653)	(4,310,524)
Cash, cash equivalents, and restricted cash - beginning of the period	1,826,834	503,505	503,505	1,433,158	5,743,682
Cash, cash equivalents, and restricted cash - end of the period	1,306,100	84,241	1,826,834	503,505	1,433,158
Cash and cash equivalents	1,306,100	83,787	1,826,641	499,654	1,358,838
Restricted foreign currency		454	193	3,851	74,320
Total cash, cash equivalents, and restricted cash	$ 1,306,100	84,241	1,826,834	$ 503,505	1,433,158
Cash paid for:
Interest					$ 5,256
Non-cash investing and financing activities
Share-based compensation applied to construction in progress		24,950	50,925
Share-based compensation applied to prepaid expense		$ 746,709
Employees
Adjustments to reconcile income (loss) to net cash used in operating activities:
Share-based compensation			1,130,249
Executive officers
Adjustments to reconcile income (loss) to net cash used in operating activities:
Share-based compensation			$ 363,169